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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-04058
Registrant Name: The Korea Fund, Inc.
Address of Principal Executive Offices: 555 Mission Street, Suite 1700, San Francisco, CA 94105
Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105
Registrant’s telephone number, including area code: 212-739-3371
Date of Fiscal Year End: June 30, 2011
Date of Reporting Period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
The Korea Fund, Inc. Schedule of Investments
September 30, 2010 (unaudited)

Shares		Value*

COMMON STOCK—96.7%

Automobiles—3.3%
115,335	Hyundai Motor Co.	$15,480,869

Capital Markets—2.0%
323,730	Daewoo Securities Co., Ltd.	7,139,344
171,820	Hyundai Securities Co.	2,409,288

		9,548,632

Chemicals—6.1%
28,030	Honam Petrochemical Corp. (d)	5,225,516
224,742	Kolon Industries, Inc. (b)	15,024,448
27,930	LG Chemical Ltd.	8,167,537

		28,417,501

Commercial Banks—6.6%
377,881	Daegu Bank Ltd.	4,969,288
105,127	KB Financial Group, Inc.	4,512,431
1,036,583	Korea Exchange Bank	12,549,173
239,092	Shinhan Financial Group Co., Ltd.	9,159,884

		31,190,776

Commercial Services & Supplies—2.7%
208,097	Korea Plant Service & Engineering Co., Ltd.	12,590,115

Construction & Engineering—5.3%
219,580	Hyundai Engineering & Construction Co., Ltd.	13,940,779
81,890	Samsung Engineering Co., Ltd.	10,927,364

		24,868,143

Diversified Telecommunication Services—1.8%
208,233	KT Corp.	8,336,225

Electric Utilities—1.9%
343,710	Korea Electric Power Corp. (b)	8,850,848

Electronic Equipment, Instruments & Components—2.7%
91,560	Samsung SDI Co., Ltd. (d)	12,535,335

Food Products—3.4%
53,964	Binggrae Co., Ltd.	2,688,296
36,158	Orion Corp.	13,131,046

		15,819,342

Hotels, Restaurants & Leisure—6.5%
235,060	Grand Korea Leisure Co., Ltd. (d)	4,607,550
700,030	Hotel Shilla Co., Ltd.	20,021,939
192,077	Modetour Network, Inc.	5,965,872

		30,595,361

Household Products—2.8%
35,750	LG Household & Health Care Ltd.	13,209,734

The Korea Fund, Inc. Schedule of Investments
September 30, 2010 (unaudited)

Shares		Value*

Insurance—5.1%
270,460	Hyundai Marine & Fire Insurance Co., Ltd.	$5,270,706
23,954	Samsung Fire & Marine Insurance Co., Ltd.	4,097,639
159,963	Samsung Life Insurance Co., Ltd.	14,589,916

		23,958,261

Internet & Catalog Retail—1.8%
59,541	Hyundai Home Shopping Network Corp. (b)	6,344,426
325,879	YES24 Co., Ltd. (d)	2,066,357

		8,410,783

Machinery—4.6%
74,950	Hyundai Heavy Industries Co., Ltd.	21,520,036

Metals & Mining—6.1%
56,120	Hyundai Steel Co.	5,763,155
20,140	Korea Zinc Co., Ltd.	5,530,318
38,654	POSCO	17,571,022

		28,864,495

Multi-line Retail—10.2%
137,592	Hyundai Department Store Co., Ltd.	16,644,395
709,950	Hyundai Greenfood Co., Ltd. (d)	7,028,512
57,470	Lotte Shopping Co., Ltd.	23,986,190

		47,659,097

Oil, Gas & Consumable Fuels—2.2%
214,560	GS Holdings	10,400,799

Personal Products—0.5%
2,419	Amorepacific Corp.	2,431,198

Pharmaceuticals—2.2%
87,305	Dong-A Pharmaceutical Co., Ltd. (d)	10,451,333

Semiconductors & Semiconductor Equipment—11.8%
360,538	Duksan Hi-Metal Co., Ltd. (b)(d)	7,091,570
63,057	Samsung Electronics Co., Ltd.	42,942,389
90,182	Silicon Works Co., Ltd. (b)	5,536,277

		55,570,236

Software—4.3%
161,308	Gamevil, Inc. (b)(d)	4,686,049
380,093	Neowiz Games Corp. (b)	15,367,537

		20,053,586

Textiles, Apparel & Luxury Goods—0.4%
30,000	Fila Korea Ltd. (b)	1,799,605

Trading Companies & Distributors—1.5%
130,920	Samsung C&T Corp.	7,138,670

The Korea Fund, Inc. Schedule of Investments
September 30, 2010 (unaudited)

Shares		Value*

Wireless Telecommunication Services—0.9%
27,634	SK Telecom Co., Ltd.	$4,152,539

	Total Common Stock (cost—$303,389,101)	453,853,519

SHORT-TERM INVESTMENTS—4.9%

Collateral Invested for Securities on Loan (c)(e)—4.7%
22,250,990	BNY Institutional Cash Reserves Fund, 0.19% (cost—$22,250,990)	22,250,990

Principal Amount (000s)

Time Deposits—0.2%
	Brown Brothers Harriman & Co. — Grand Cayman,
HKD 10	0.01%, 10/1/10	1,282
¥964	0.01%, 10/1/10	11,546
€46	Citibank — London, 0.1%, 10/1/10	62,997
$615	HSBC Bank — Grand Cayman, 0.03%, 10/1/10	614,820
£35	JPMorgan Chase — London, 0.0604%, 10/1/10	55,297

	Total Time Deposits (cost—$747,983)	745,942

	Total Short-Term Investments (cost—$22,998,973)	22,996,932

	Total Investments (cost—$326,388,074) (a)—101.6%	476,850,451
	Liabilities in excess of other assets—(1.6)%	(7,397,891)

	Net Assets—100%	$469,452,560

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (“NAV”) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices). Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold.

(a)	Securities with an aggregate value of $412,700,764, representing 87.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Purchased with cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $20,505,770; cash collateral of $22,250,990 was received with which the Fund purchased short-term investments.

(e)	In connection with the Fund’s cash collateral investment in BNY Intuitional Cash Reserves (''CR”) at September 12, 2008, the Fund may be subject to losses on investments in certain Lehman Brothers securities held in CR.
Glossary:
£—British Pound
€—Euro
HKD—Hong Kong Dollar
¥—Japanese Yen

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•
Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for a foreign equity given information available at the time of evaluation.
The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.
Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at September 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 —	Level 3 —
		Other Significant	Significant
	Level 1 —	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	9/30/10

Investments in Securities — Assets
Common Stock:
Insurance	$14,589,916	$9,368,345	—	$23,958,261
Internet & Catalog Retail	6,344,426	2,066,357	—	8,410,783
Personal Products	2,431,198	—	—	2,431,198
Pharmaceuticals	10,451,333	—	—	10,451,333
Semiconductors & Semiconductor Equipment	5,536,277	50,033,959	—	55,570,236
Textiles, Apparel & Luxury Goods	1,799,605	—	—	1,799,605
All Other	—	351,232,103	—	351,232,103
Short-Term Investments	—	22,996,932	—	22,996,932

Total Investments in Securities — Assets	$41,152,755	$435,697,696	—	$476,850,451

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2010.
At September 30, 2010, the cost basis of portfolio securities for federal income tax purposes is $326,413,770. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $155,233,035; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $4,796,354; and net unrealized appreciation for federal income tax purposes is $150,436,681. The difference between book and tax cost is attributable to wash sales.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Robert Goldstein

Robert Goldstein
President & Chief Executive Officer
Date: November 24, 2010

By:	/s/ Brian S. Shlissel

Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Goldstein

Robert Goldstein
President & Chief Executive Officer
Date: November 24, 2010

By:	/s/ Brian S. Shlissel

Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date: November 24, 2010